Trade Accounts Receivable, Net (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade Accounts Receivable, Net
Trade accounts receivable	$ 7,854,322	$ 9,905,609
Allowance for expected credit losses	(1,678,503)	(1,774,151)	$ (2,032,034)
Total trade accounts receivable, net	6,175,819	8,131,458
Non-current trade receivables	$ 484,506	$ 428,701